Income Taxes - Schedule of Reconciliation of Effective Tax Rate of the Provision For Income Taxes (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Federal statutory income tax rate	21.00%	21.00%
Permanent differences	0.80%	(0.30%)
Other credit	2.30%	3.20%
Other	(0.70%)	(0.30%)
Change in valuation allowance	(23.40%)	(23.60%)
Effective tax rate	0.00%	0.00%